GENERAL	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.

Check Point Software Technologies Ltd., an Israeli corporation (“Check Point Ltd.”), and subsidiaries (collectively, the “Company” or “Check Point”), develop, market and support wide range of products and services for IT security, by offering a multilevel security architecture that defends enterprises’ cloud, network and mobile device held information.

The Company operates in one operating and reportable segment and its revenues are mainly derived from the sales of its network and data security products, including licenses, related software updates, maintenance and security subscriptions. The Company sells its products worldwide primarily through multiple distribution channels (“channel partners”), including distributors, resellers, system integrators, Original Equipment Manufacturers (“OEMs”) and Managed Security Service Providers (“MSPs”).

b.

During 2018, 2017 and 2016, approximately 36%, 36% and 37% of the Company’s revenues were derived from two channel partners. Revenues derived from one channel partner in 2018, 2017 and 2016 were 17%, 18% and 19%, respectively, and revenues derived from the other channel partner in 2018, 2017 and 2016 were 18%, 18%, and 18%, respectively, of the Company’s revenues in such years. Trade receivable balances from these two channel partners aggregated to $ 207,938 and $ 189,236 as of December 31, 2018 and 2017, respectively.